Description of Organization, Business Operations, Liquidity and Basis of Presentation (Details) - SK GROWTH OPPORTUNITIES CORPORATION [Member] - USD ($)						12 Months Ended
	Sep. 27, 2024	Mar. 01, 2024	Aug. 09, 2022	Jul. 20, 2022	Jun. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Oct. 30, 2023
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Price per share (in Dollars per share)						$ 9.2
Net proceed from issuance of initial public offering						$ 214,800,000
Price per share (in Dollars per share)						$ 10.25
Fair market value percentage of net assets						80.00%
Issued and outstanding voting securities percentage						50.00%
Aggregate public share						15.00%
Redeem public share						100.00%
Redemption price per share (in Dollars per share)						$ 10.88
Contribution price per share (in Dollars per share)						$ 0.03
Aggregate redemption amount						$ 3,663,464
Interest to pay dissolution expenses						$ 100,000
Residual assets per share (in Dollars per share)						$ 10.25
Cash						$ 169,659
Working capital deficit						10,100,000
Sponsor loaned amount					$ 5,000,000
Unsecured convertible promissory note	$ 440,000	$ 900,000
Price per warrant (in Dollars per share)	$ 1
First Over Funding Loan [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Deposit amount					$ 5,000,000
Second Overfunding Loan [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Deposit amount				$ 240,000
Sponsor Note [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Price per warrant (in Dollars per share)		$ 1
First Overfunding Loan [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Borrowings						$ 5,240,000	$ 5,240,000
Conversion price (in Dollars per share)					$ 10
Additional Private Placement Warrants [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Sale of units price per unit (in Dollars per share)						$ 1
Warrants proceeds						$ 192,000
Sale of units (in Shares)						192,000
Sponsor [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Sponsor to purchase founder shares payment amount						$ 25,000
Proceeds from loans						300,000
Converted at the lender’s option into warrants						$ 1,500,000
Sponsor loaned amount								$ 380,000
Unsecured promissory note								$ 380,000
Warrants price (in Dollars per share)		10
Second Sponsor [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Warrants price (in Dollars per share)	10
Class A Ordinary Shares [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Consummated warrants (in Shares)						1,279,536
Right to redeem shares (in Shares)						10,903,403
Redemption price per share (in Dollars per share)						$ 11.32
Aggregate redemption						$ 118,642,864
Holders ordinary shares (in Shares)						323,637
Par value per share (in Dollars per share)						$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Warrant [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Par value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Initial Public Offering [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Consummated units (in Shares)					20,000,000
Price per share (in Dollars per share)					$ 10
Gross proceeds					$ 200,000,000
Offering costs					12,000,000
Deferred underwriting commissions					$ 7,000,000
Over-Allotment Option [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Price per share (in Dollars per share)				$ 10	$ 10
Additional units issued (in Shares)					3,000,000
Sale of additional Units (in Shares)				960,000
Forfeitures shares (in Shares)			510,000
Over-Allotment Option [Member] | Second Overfunding Loan [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Deposit amount				$ 240,000
Partial Over Allotment Exercise [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Deferred underwriting commissions				$ 336,000
Sale of additional Units (in Shares)				960,000
Sale of units price per unit (in Dollars per share)				$ 10
Proceeds from over allotment option				$ 9,600,000
Forfeitures shares (in Shares)			510,000
Private Placement [Member] | Warrant [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Price per share (in Dollars per share)						$ 1
Consummated warrants (in Shares)						6,600,000
Warrants proceeds						$ 6,600,000
Public Shareholders [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Price per public share held in trust (in Dollars per share)						$ 10.25
Trust Account [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Residual assets per share (in Dollars per share)						$ 10.25
Sponsor [Member]
Description of Organization, Business Operations, Liquidity and Basis of Presentation [Line Items]
Borrowings						$ 1,720,000	$ 380,000